130 2495

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB Approval	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

PROCESSED
JAN 12 2005
THOMSON FINANCIAL

RECEIVED
JAN 10 2005

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Victory Energy Partners 2004 LP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Victory Energy Partners 2004 LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
220 Airport Road, Indiana, PA 15701	**724-349-6366**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
Same	[redacted]

Brief Description of Business
Drilling for natural gas wells

05001098

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ ... Liability Company
☐ business trust ☐ limited partnership, to be formed

	Month		Year			
Actual or Estimated Date of Incorporation or Organization:	1	0	0	4	☐ Actual	☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **P A**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Victory Energy Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
220 Airport Road, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Blairsville Wilbert Vault Co., Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
100 N.E. Lane, P.O. Box 7, Blairsville, PA 15717

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Russell Bonarrigo and Geraldine Bonarrigo

Business or Residence Address (Number and Street, City, State, Zip Code)
3532 Fairway Court, Blairsville, PA 15717

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Ellen M. Bond

Business or Residence Address (Number and Street, City, State, Zip Code)
304 Dogwood Trail, Coppell, TX 75019

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Joseph A. Cippel and Janet M. Cippel

Business or Residence Address (Number and Street, City, State, Zip Code)
1220 Lenape Avenue, Ford City, PA 16226-1409

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
J. DeWayne Dills

Business or Residence Address (Number and Street, City, State, Zip Code)
195 South Liberty Street, Blairsville, PA 15717

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Michael J. Donnelly

Business or Residence Address (Number and Street, City, State, Zip Code)
118 Greenview Drive, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Wayne C. Gorell and Betty A. Gorell

Business or Residence Address (Number and Street, City, State, Zip Code)
7 Whites Woods Trail, Indiana, PA 15701

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Eric Gottfredson and Stacie Gottfredson

Business or Residence Address (Number and Street, City, State, Zip Code)
191 Chinaberry Way, Coppell, TX 75019

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Amy M. Kelleher

Business or Residence Address (Number and Street, City, State, Zip Code)
2295 Preble Avenue, P.O. Box 99997, Pittsburgh, PA 15233

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
D. J. Kelleher

Business or Residence Address (Number and Street, City, State, Zip Code)
2295 Preble Avenue, P.O. Box 99997, Pittsburgh, PA 15233

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Frank C. Kinter, Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
549 Chestnut Street, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Lawrence J. McCabe

Business or Residence Address (Number and Street, City, State, Zip Code)
2002 Old Orchard Place, Gibsonia, PA 15044

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
E. Miranda Menzies

Business or Residence Address (Number and Street, City, State, Zip Code)
15 West Hill Lane, Wyoming, OH 45215

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Lisa Moyer

Business or Residence Address (Number and Street, City, State, Zip Code)
57 Mallard Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Jonathan B. Mack

Business or Residence Address (Number and Street, City, State, Zip Code)
121 Timbersprings Drive, Indiana, PA 15701

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Leonard E. Maliver, MD

Business or Residence Address (Number and Street, City, State, Zip Code)
841 Hospital Road, Suite 2400, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Robert S. Marcus

Business or Residence Address (Number and Street, City, State, Zip Code)
57 South 6th Street, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Jason E. Matzus

Business or Residence Address (Number and Street, City, State, Zip Code)
120 Cambria Hill Drive, Tarentum, PA 15084

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
William R. North and Sally J. North

Business or Residence Address (Number and Street, City, State, Zip Code)
3004 Sportmens Road, Apollo, PA 15613-8911

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Denis O'Fallon and Celia O'Fallon

Business or Residence Address (Number and Street, City, State, Zip Code)
12123 Merricks Court, Monrovia, MD 21770

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Jay L. Panzarella

Business or Residence Address (Number and Street, City, State, Zip Code)
One Oxford Centre – 40th Floor, Pittsburgh, PA 15219-6498

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Eric A. Schaffer

Business or Residence Address (Number and Street, City, State, Zip Code)
1244 Malvern Avenue, Pittsburgh, PA 15217-1141

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Craig C. Scott and Susan M. Scott

Business or Residence Address (Number and Street, City, State, Zip Code)
2332 Troon Court, Sanibel, FL 33957

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Arlene L. Shull Revocable Inter Vivos Trust, Arlene L. Shull & A. Lee Shull, Trustees

Business or Residence Address (Number and Street, City, State, Zip Code)
6011 Boxer Drive, Bethel Park, PA 15102

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Daniel J. Tis and Agatha M. Tis

Business or Residence Address (Number and Street, City, State, Zip Code)
117 Parise Drive, Pittsburgh, PA 15221

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
William M. Vernal

Business or Residence Address (Number and Street, City, State, Zip Code)
109 Brookside Lane, Moon, PA 15108

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Howard B. Zwillinger

Business or Residence Address (Number and Street, City, State, Zip Code)
148 Phillips Place, Pittsburgh, PA 15217

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Verle D. Barrett and Demona J. Barrett

Business or Residence Address (Number and Street, City, State, Zip Code)
P. O. Box 478, Dayton, PA 16222

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Tilden Bennett

Business or Residence Address (Number and Street, City, State, Zip Code)
200 Glen Abbey Court, Presto, PA 15142

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Gary R. Bethel

Business or Residence Address (Number and Street, City, State, Zip Code)
8 Thomas Jefferson Drive, Irwin, PA 15642

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
David C. Brice

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 238, Grant Street, Dayton, PA 16222

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Susan R. Brody

Business or Residence Address (Number and Street, City, State, Zip Code)
3 Whites Woods Trail, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Joseph A. Cippel, Jr. and Paula H. Cippel

Business or Residence Address (Number and Street, City, State, Zip Code)
2120 Park Avenue, Ford City, PA 16226

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Thomas H. Coyne and Erin H. Coyne

Business or Residence Address (Number and Street, City, State, Zip Code)
1093 Worthington Mill Road, Newtown, PA 18940

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
James J. Crisanti

Business or Residence Address (Number and Street, City, State, Zip Code)
5438 Howe Street, Pittsburgh, PA 15232

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
John J. Delaney and Susan S. Delaney

Business or Residence Address (Number and Street, City, State, Zip Code)
122 Greenview Drive, Indiana, PA 15701

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Charles W. Friday, Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
311 Old Mill Road, Pittsburgh, PA 15238

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
John C. Gagetta Revocable Living Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
3568 Ridgewood Drive, Pittsburgh, PA 15235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Thomas Garfinkel

Business or Residence Address (Number and Street, City, State, Zip Code)
702 Delafield Road, Pittsburgh, PA 15215

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Franklyn Gorell

Business or Residence Address (Number and Street, City, State, Zip Code)
111 Chapel Ridge Road, Pittsburgh, PA 15238

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Dennis D. Kelleher

Business or Residence Address (Number and Street, City, State, Zip Code)
P. O. Box 99997, Pittsburgh, PA 15233

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Sarah D. Kelleher

Business or Residence Address (Number and Street, City, State, Zip Code)
P. O. Box 99997, Pittsburgh, PA 15233

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Keith A. Kitson and Karen A. Kitson

Business or Residence Address (Number and Street, City, State, Zip Code)
4512 East Robin Lane, Phoenix, AR 85050

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Eric D. Kofmehl

Business or Residence Address (Number and Street, City, State, Zip Code)
1187 Windmill Lane, Pittsburgh, PA 15237

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Michael A. Labriola

Business or Residence Address (Number and Street, City, State, Zip Code)
406 Laurelwood Drive, Glenshaw, PA 15116

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Andrew Lary

Business or Residence Address (Number and Street, City, State, Zip Code)
340 East 74th Street, Apt. 12-D, New York, NY 10021

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Edwin Levine

Business or Residence Address (Number and Street, City, State, Zip Code)
1255 Lands End Road, Manalapan, FL 33462

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Glenn R. Mahone

Business or Residence Address (Number and Street, City, State, Zip Code)
Reed Smith LLP, 435 Sixth Avenue, Pittsburgh, PA 15219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Phillip J. Murray, III and Carol G. Murray

Business or Residence Address (Number and Street, City, State, Zip Code)
Thorp Reed & Armstrong, One Oxford Centre, 301 Grant Street, 14th Floor, Pittsburgh, PA 15219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Stephen T. O'Grady

Business or Residence Address (Number and Street, City, State, Zip Code)
111 Third Street, Garden City, NY 11530

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Raymond P. Parker Revocable Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
Two Chatham Center, Floor 15, Pittsburgh, PA 15219

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Robert P. Randall

Business or Residence Address (Number and Street, City, State, Zip Code)
71 Progress Avenue, Cranberry Twp., PA 16066

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Kenneth N. Ruse and Jo B. Ruse

Business or Residence Address (Number and Street, City, State, Zip Code)
580 Jumonville Road, Hopwood, PA 15445

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Richard S. Scott Revocable Living Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
Richard S. Scott and Christopher J. Devine, Co-Trustees, 804 Sutter Road, Glenshaw, PA 15116

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Samuel D. Scott and Celinda C. Scott

Business or Residence Address (Number and Street, City, State, Zip Code)
1106 Mansfield Avenue, Indiana, PA 15701

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
James E. Steen and Colette A. Steen

Business or Residence Address (Number and Street, City, State, Zip Code)
1834 Tilton Drive, Pittsburgh, PA 15241

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
David Sufrin

Business or Residence Address (Number and Street, City, State, Zip Code)
5770 Baum Blvd., Pittsburgh, PA 15206

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Paul Sweeney

Business or Residence Address (Number and Street, City, State, Zip Code)
150 Wolfe Run Road, Cranberry Twp., PA 16066

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Anthony Tedesco and Christine Tedesco

Business or Residence Address (Number and Street, City, State, Zip Code)
3891 Churchview Avenue, Pittsburgh, PA 15236

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
William D. Thompson, Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
R. D. #4 Box 851, Altoona, PA 16601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Susan M. Volk and Donald F. Volk

Business or Residence Address (Number and Street, City, State, Zip Code)
625 Westwind Drive, Berwyn, PA 19312

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Richard J. Wolk

Business or Residence Address (Number and Street, City, State, Zip Code)
109 Bentley Drive, Pittsburgh, PA 15238

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Brian K. Zimmerman and Sara R. Zimmerman

Business or Residence Address (Number and Street, City, State, Zip Code)
129 Eastwood Court, Indiana, PA 15701

A. BASIC IDENTIFICATION DATA

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past 5 years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Randall L. Alexoff Family Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
5 Windemere Place, Poland, OH 44514

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Barry D. Barrett

Business or Residence Address (Number and Street, City, State, Zip Code)
P. O. Box 25, 125 Glade Park East, Kittanning, PA 16201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Randall K. Barrett

Business or Residence Address (Number and Street, City, State, Zip Code)
125 Glade Park East, Kittanning, PA 16201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Frank B. Chauner

Business or Residence Address (Number and Street, City, State, Zip Code)
500 Skokie Blvd., Suite 525, Northbrook, IL 60062-2856

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
James R. Christensen and Ann L. Christensen

Business or Residence Address (Number and Street, City, State, Zip Code)
13020 Binney Street, Omaha, NE 68164

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
James W. Cooper

Business or Residence Address (Number and Street, City, State, Zip Code)
210 East Main Street, Ligonier, PA 15658

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
R. Michael Daniel

Business or Residence Address (Number and Street, City, State, Zip Code)
1491 Redfern Drive, Pittsburgh, PA 15241-2956

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Richard J. Drapczuk

Business or Residence Address (Number and Street, City, State, Zip Code)
P. O. Box 3358, Cherry Hill, NJ 08034

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past 5 years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
James M. Fox

Business or Residence Address (Number and Street, City, State, Zip Code)
166 East 92nd Street, Apt. 1-C, New York, NY 10128

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Charles A. Gottschalk

Business or Residence Address (Number and Street, City, State, Zip Code)
604 St. Lawrence Lane, Gibsonia, PA 15044

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Donald C. Helwig and Carla P. Helwig

Business or Residence Address (Number and Street, City, State, Zip Code)
1340 Shadow Oak Drive, Malvern, PA 19355

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Shirley G. Huff and Thomas F. Huff

Business or Residence Address (Number and Street, City, State, Zip Code)
2812 S. E. 44th Avenue, Okeechobee, FL 34974

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering:	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $25,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Thomas M. Nixon & Associates, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
4775 Wallingford Street, Pittsburgh, PA 15213

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☐ [AL] ☐ [AK] ☒ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☒ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
☒ [IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☒ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
☐ [MT] ☒ [NE] ☐ [NV] ☐ [NH] ☒ [NJ] ☐ [NM] ☒ [NY] ☐ [NC] ☐ [ND] ☒ [OH] ☐ [OK] ☐ [OR] ☒ [PA]
☐ [RI] ☐ [SC] ☐ [SD] ☐ [TN] ☒ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☐ [AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
☐ [IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
☐ [MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
☐ [RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

☐ [AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
☐ [IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
☐ [MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
☐ [RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity (☐ Common ☐ Preferred)	$	$
Convertible Securities (including warrants)	$	$
Partnership Interests	$4,837,500	$4,837,500
Other (Class A and Class B Units of Membership Interest)	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number Investors	Aggregate Dollar Amount Of Purchases
Accredited Investors	69	$4,562,500
Non-accredited Investors	8	$275,000
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Security	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$ 4,812.40
Legal Fees	☒	$ 14,913.95
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately)	☒	$ 483,750.00
Other Expenses (identify) (open checking accounts)	☒	$ 200.00
Total	☒	$ 503,676.35

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $4,333,823.65

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

		Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐	$	$
Purchase of real estate	☐	$	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	$
Construction or leasing of plant buildings and facilities	☐	$	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐	$	$
Repayment of indebtedness	☐	$	$
Working capital	☒	$	$4,333,823.65
Other (specify) ____	☐	$	$
____	☐	$	$
Column Totals	☒	$	$4,333,823.65

Total Payments Listed (column totals added) .... ☒ $4,333,823.65

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Victory Energy Partners 2004 LP	[signature]	**January 7, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Lynn A. Doverspike	**President – Managing General Partner**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal crime violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Victory Energy Partners 2004 LP	[signature]	**January 7, 2005**
Name (Print or Type)	Title (Print or Type)	
Lynn A. Doverspike	**President – Managing General Partner**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of Investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL	☐	☐						☐	☐
AK	☐	☐						☐	☐
AZ	☐	☐						☐	☐
AR	☐	☒	General Partnership Interest	1	$25,000.00	0	0	☐	☒
CA	☐	☐						☐	☐
CO	☐	☐						☐	☐
CT	☐	☐						☐	☐
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☒	General Partnership Interest	2	$150,000.00	1	$25,000.00	☐	☒
GA	☐	☐						☐	☐
HI	☐	☐						☐	☐
ID	☐	☐						☐	☐
IL	☐	☒	General Partnership Interest	1	$50,000.00	0	0	☐	☒
IN	☐	☐						☐	☐
IA	☐	☐						☐	☐
KS	☐	☐						☐	☐
KY	☐	☐						☐	☐
LA	☐	☐						☐	☐
ME	☐	☐						☐	☐
MD	☐	☒	General Partnership Interest	1	$25,000.00	0	0	☐	☒
MA	☐	☐						☐	☐
MI	☐	☐						☐	☐
MN	☐	☐						☐	☐
MS	☐	☐						☐	☐
MO	☐	☐						☐	☐

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MT	☐	☐						☐	☐
NE	☐	☒	General Partnership Interest	1	$50,000.00	0	0	☐	☒
NV	☐	☐						☐	☐
NH	☐	☐						☐	☐
NJ	☐	☒	General Partnership Interest	0	0	1	$25,000.00	☐	☒
NM	☐	☐						☐	☐
NY	☐	☒	General Partnership Interest	1	$50,000.00	2	$125,000.00	☐	☒
NC	☐	☐						☐	☐
ND	☐	☐						☐	☐
OH	☐	☒	General Partnership Interest	2	$275,000.00	0	0	☐	☒
OK	☐	☐						☐	☐
OR	☐	☐						☐	☐
PA	☐	☒	General Partnership Interest	58	$3,812,500.00	4	$100,000.00	☐	☒
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐						☐	☐
TX	☐	☒	General Partnership Interest	2	$125,000.00	0	0	☐	☒
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☐						☐	☐
WA	☐	☐						☐	☐
WV	☐	☐						☐	☐
WI	☐	☐						☐	☐
WY	☐	☐						☐	☐
PR	☐	☐						☐	☐